Employee Benefits - Schedule of Sensitivity Analysis for Actuarial Assumptions (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Japan | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ (9,235)	¥ (10,756)
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ 10,000	¥ 11,699
Japan | Future Salary Increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ 0	¥ 6
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ 0	¥ (6)
Foreign | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ (14,411)	¥ (16,997)
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ 15,931	¥ 19,192
Foreign | Future Salary Increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ 3,578	¥ 3,654
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ (3,278)	¥ (3,334)